Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	Gold Standard Ventures Corp.
Entity Central Index Key	0001321847
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	259,809,678
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018